Document and Entity Information	Jan. 31, 2020
Prospectus:
Document Type	497
Document Period End Date	Jan. 31, 2020
Registrant Name	HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST
Entity Central Index Key	0001122649
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 31, 2020
Document Effective Date	Jan. 31, 2020
Prospectus Date	Jan. 31, 2020
Hillman Value Fund | No Load Shares
Prospectus:
Trading Symbol	HCMAX